United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies

                                    811-2993

                      (Investment Company Act File Number)


                         Edward Jones Money Market Fund
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)



                        Date of Fiscal Year End: 2/28/05


                Date of Reporting Period: Quarter ended 11/30/04




Item 1.     Schedule of Investments


Edward Jones Money Market Fund
Portfolio of Investments
November 30, 2004 (unaudited)



         Principal
         Amount                                                                      Value
                            Government Agencies--52.6%
$        338,750,000  1      Federal Home Loan Bank System Discount
                            Notes, 1.810% - 2.428%, 2/16/2005 - 5/18/2005       $    335,960,808
         690,000,000  2      Federal Home Loan Bank System Floating Rate
                            Notes, 1.745% - 2.170%, 12/9/2005 - 5/16/2006            689,613,618
         379,225,000        Federal Home Loan Bank System Notes, 1.300%
                            - 7.125%, 12/7/2004 - 5/4/2005                           379,434,998
         741,000,000  1      Federal National Mortgage Association
                            Discount Notes, 1.110% - 1.875%, 12/1/2004 -
                            2/9/2005                                                 739,817,722
                      2      Federal National Mortgage Association
         2,726,000,000      Floating Rate Notes, 1.680% - 2.230%,                                8
                            12/13/2004 - 2/18/2005                                   2,725,190,53
         284,250,000        Federal National Mortgage Association Notes,
                            1.270% - 7.125%, 12/8/2004 - 6/3/2005                    284,348,323
                            Total Government Agencies
                                                                                     5,154,366,007
                            Repurchase Agreements--46.1%
         555,000,000        Interest in $1,500,000,000 joint repurchase
                            agreement with Banc of America Securities
                            LLC, 2.080%, dated 11/30/2004 to be
                            repurchased at $555,032,067 on 12/01/2004,
                            collateralized by a U.S. Government Security
                            with a maturity of 4/01/2034, collateral
                            market value $1,530,000,000                              555,000,000
         15,000,000         Interest in $795,000,000 joint repurchase
                            agreement with Barclays Capital, Inc.,
                            2.080%, dated 11/30/2004 to be repurchased
                            at $15,000,867 on 12/01/2004, collateralized
                            by U.S. Government Securities with various
                            maturities to 11/15/2034, collateral market
                            value $814,075,283                                       15,000,000
         485,000,000        Interest in $500,000,000 joint repurchase
                            agreement with Bear Stearns Cos., Inc.,
                            2.080%, dated 11/30/2004 to be repurchased
                            at $485,028,022 on 12/01/2004,
                            collateralized by U.S. Government Securities
                            with various maturities to 5/15/2033,
                            collateral market value $515,002,295                     485,000,000
         185,000,000        Interest in $1,500,000,000 joint repurchase
                            agreement with Credit Suisse First Boston
                            Corp., 2.080%, dated 11/30/2004 to be
                            repurchased at $185,010,689 on 12/01/2004,
                            collateralized by U.S. Government Securities
                            with various maturities to 11/01/2034,
                            collateral market value $1,531,339,125                   185,000,000
         131,000,000  3     Interest in $250,000,000 joint repurchase
                            agreement with Deutsche Bank Securities,
                            Inc., 1.920%, dated 10/12/2004 to be
                            repurchased at $131,433,173 on 12/13/2004,
                            collateralized by U.S. Government Securities
                            with various maturities to 8/01/2034,
                            collateral market value $257,500,000                     131,000,000
         330,000,000  3     Interest in $480,000,000 joint repurchase
                            agreement with Deutsche Bank Securities,
                            Inc., 2.040%, dated 11/17/2004 to be
                            repurchased at $330,486,200 on 12/14/2004,
                            collateralized by U.S. Government Securities
                            with various maturities to 9/15/2034,
                            collateral market value $494,400,001                     330,000,000
         485,000,000        Interest in $500,000,000 joint repurchase
                            agreement with Greenwich Capital Markets,
                            Inc., 2.080%, dated 11/30/2004 to be
                            repurchased at $485,028,022 on 12/01/2004,
                            collateralized by U.S. Government Securities
                            with various maturities to 12/01/2034,
                            collateral market value $510,003,190                     485,000,000
         498,356,000        Interest in $2,250,000,000 joint repurchase
                            agreement with J.P. Morgan Securities, Inc.,
                            1.980%, dated 11/30/2004 to be repurchased
                            at $498,383,410 on 12/01/2004,
                            collateralized by U.S. Government Securities
                            with various maturities to 11/15/2014,
                            collateral market value $2,295,849,333                   498,356,000
         823,000,000        Interest in $1,010,000,000 repurchase
                            agreement with J.P. Morgan Securities, Inc.,
                            2.110%, dated 11/30/2004 to be repurchased
                            at $823,048,237 on 12/01/2004,
                            collateralized by U.S. Government Securities
                            with various maturities to 11/20/2034,
                            collateral market value $1,030,204,056                   823,000,000
         250,000,000  3     Interest in $500,000,000 joint repurchase
                            agreement with Merrill Lynch Government
                            Securities, 1.880%, dated 10/05/2004 to be
                            repurchased at $250,796,389 on 12/6/2004,
                            collateralized by U.S. Government Securities
                            with various maturities to 11/01/2034,
                            collateral market value $510,003,778                     250,000,000
         91,000,000   3     Interest in $500,000,000 joint repurchase
                            agreement with Merrill Lynch Government
                            Securities, 2.220%, dated 11/18/2004 to be
                            repurchased at $91,409,652 on 1/31/2005,
                            collateralized by U.S. Government Securities
                            with various maturities to 11/01/2034,
                            collateral market value $510,002,846                     91,000,000
         344,000,000        Interest in $550,000,000 joint repurchase
                            agreement with Morgan Stanley & Co., Inc.,
                            2.080%, dated 11/30/2004 to be repurchased
                            at $344,019,876 on 12/01/2004,
                            collateralized by U. S. Government
                            securities with various maturities to
                            9/15/2029, collateral market value
                            $566,909,142                                             344,000,000
         330,000,000        Interest in $2,000,000,000 joint repurchase
                            agreement with Wachovia Securities, Inc.,
                            2.080%, dated 11/30/2004 to be repurchased
                            at $330,019,067 on 12/01/2004,
                            collateralized by U.S. Government Securities
                            with various maturities to 12/01/2034,
                            collateral market value $2,042,918,473                   330,000,000
                            Total Repurchase Agreements
                                                                                     4,522,356,000
                            Total Investments -
                            98.7%
                            (at amortized cost)4                                     9,676,722,007
                            other assets and liabilities - net -1.3%                 130,787,876
                            total net assets - 100%
                                                                                $    9,807,509,883


1      Discount rate at time of purchase.
2      Floating rate note with current rate and next reset date shown.
3 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.
4      Also represents cost for federal tax purposes.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Securities Act of 1933.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.


Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Edward Jones Money Market Fund

By          /S/ Richard J. Thomas, Principal Financial Officer
           (insert name and title)

Date        January 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        January 24, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        January 24, 2005